Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2026
Financial Instruments [Abstract]
Schedule of Financial Assets (Liabilities) Measured at Fair Value

Financial assets (liabilities) measured at fair value

	Level 1	Level 2	Level 3
	U.S Dollars in thousands
March 31, 2026
Derivatives instruments	$-	$7	$-
Contingent consideration	$-	$-	$(23,776)

March 31, 2025
Derivatives instruments	-	$(154)	$-
Contingent consideration	$-	$-	$(24,216)

December 31, 2025
Derivatives instruments	$-	$197	$-
Contingent consideration	$-	$-	$(23,237)